Time charter revenues and related contract balances (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018
Trade receivable for lease	$ 5,408	$ 5,572
Trade receivable for time charter services	3,252	6,277
Total trade receivable and amounts due from affiliates	$ 8,660	$ 11,849